Related Party Transactions - Schedule of Transactions with Related Parties (Details) - Related Party [Member] - USD ($)	Jan. 31, 2026	Jul. 31, 2025
Schedule of Transactions with Related Parties [Line Items]
Due to related parties	$ 565
Mr. Yu Shibin [Member]
Schedule of Transactions with Related Parties [Line Items]
Due to related parties	$ 565